Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Canadian federal statutory income tax rate	$(1.3)	$1.0	$13.2	$15.6
State and local income taxes (primarily Ontario)	0.1	(1.7)	1.4	(6.4)
Foreign tax effects
United States
State income tax	0.8	2.3	7.7	10.4
Rate differential	(0.1)	1.0	4.2	5.4
Tax impact on Hypothetical Liquidation at Book Value income	2.7	4.1	7.0	8.3
Amortization and settlement of excess deferred income tax	(0.4)	(0.7)	(5.2)	(7.3)
Base erosion and anti-abuse tax	0.3	2.0	2.4	5.6
Compensation-related	0.1	—	0.7	—
Tax equity investment under PAM	—	(1.2)	(0.8)	(1.2)
Other	—	0.1	—	(0.1)
Bermuda
Rate differential	(0.3)	—	(2.4)	—
Chile
Rate differential	0.2	0.3	1.1	1.4
Other	0.6	0.1	1.0	0.7
Other jurisdictions	(1.6)	—	(1.6)	—
Effect of cross-border tax laws
Cross-border finance arrangement	(0.1)	(0.3)	(2.2)	(2.9)
Changes in valuation allowance	1.1	3.1	5.3	8.3
Non-taxable or non-deductible items	0.5	(1.7)	(0.4)	(2.0)
Tax basis step-up	—	(1.4)	—	(9.0)
Income tax expense	$2.6	$7.0	$31.4	$26.8

Schedule of Income Tax Paid (Net of Refunds)
For the three and six months ended June 30, 2026, income tax paid (net of refunds) consists of the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Income tax paid (received)
Canada	$1.0	$1.1	$2.4	$2.3
United States	4.1	2.2	(0.6)	2.7
United States - sale of federal tax credits	(3.9)	(103.2)	(13.4)	(103.2)
Peru	—	—	—	8.6
Other	(1.3)	1.4	(0.3)	1.5
Total income tax paid (received)	$(0.1)	$(98.5)	$(11.9)	$(88.1)